Balance Sheet Details (Detail 2) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Oct. 31, 2013
Property, Plant and Equipment, Net
Property, plant and equipment, gross	$ 5,731	$ 9,292
Accumulated depreciation	(4,239)	(6,495)
Property, plant and equipment, net	1,492	2,797
Depreciation expense	302	344	$ 361
Land, buildings and leasehold improvements
Property, Plant and Equipment, Net
Property, plant and equipment, gross	2,272	4,818
Machinery and equipment, including equipment held for lease
Property, Plant and Equipment, Net
Property, plant and equipment, gross	$ 3,459	$ 4,474